Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Schedule of investments
September 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.95%			Common Stock (continued)
Basic Materials - 9.11%			Consumer Services (continued)
Balchem	47,213$	4,683,057	Jack in the Box	44,575$	4,061,674
Continental Building Products †	240,712	6,569,030	Wendy’s	157,244	3,141,735
Eastman Chemical	65,020	4,800,427			11,804,038
Huntsman	288,395	6,708,068	Consumer Staples - 1.98%
Kaiser Aluminum	65,194	6,452,250	Casey’s General Stores	41,935	6,758,245
Minerals Technologies	93,622	4,970,392	J&J Snack Foods	26,703	5,126,976
Neenah	90,478	5,891,927			11,885,221
Reliance Steel & Aluminum	95,443	9,511,849
Worthington Industries	139,175	5,017,259	Credit Cyclicals - 1.52%
		54,604,259	BorgWarner	114,725	4,208,113
			Tenneco Class A	110,339	1,381,444
Business Services - 3.49%			Toll Brothers	86,000	3,530,300
ABM Industries	113,005	4,104,342			9,119,857
Aramark	172,813	7,531,191
ASGN †	70,835	4,452,688	Energy - 1.49%
US Ecology	75,025	4,797,099	Carrizo Oil & Gas †	187,117	1,606,399
		20,885,320	Diamondback Energy	21,324	1,917,241
			Parsley Energy Class A	163,835	2,752,428
Capital Goods - 11.78%			Patterson-UTI Energy	177,528	1,517,864
Barnes Group	57,304	2,953,448	SRC Energy †	123,318	574,662
Belden	66,267	3,534,682	US Silica Holdings	59,131	565,292
BWX Technologies	66,450	3,801,604			8,933,886
Columbus McKinnon	35,550	1,295,086
ESCO Technologies	50,220	3,995,503	Financial Services - 14.55%
Federal Signal	66,200	2,167,388	Axis Capital Holdings	50,573	3,374,231
Gates Industrial †	137,750	1,387,142	CenterState Bank	168,125	4,032,478
Graco	77,934	3,588,081	East West Bancorp	102,453	4,537,643
Granite Construction	97,443	3,130,844	Essent Group	114,393	5,453,114
Jacobs Engineering Group	50,875	4,655,062	First Financial Bancorp	145,540	3,562,091
Kadant	59,979	5,265,556	Great Western Bancorp	140,637	4,641,021
Lincoln Electric Holdings	67,085	5,820,295	Independent Bank Group	79,975	4,207,485
MasTec †	52,975	3,439,667	Kemper	32,039	2,497,440
Oshkosh	61,925	4,693,915	MGIC Investment	406,379	5,112,248
Quanta Services	94,950	3,589,110	Primerica	44,858	5,707,283
Rexnord †	113,905	3,081,130	Reinsurance Group of America	49,410	7,899,671
Spirit AeroSystems Holdings Class A	44,600	3,667,904	Selective Insurance Group	81,222	6,107,082
Tetra Tech	22,200	1,926,072	Sterling Bancorp	202,598	4,064,116
United Rentals †	34,550	4,306,312	Stifel Financial	116,430	6,680,753
Woodward	40,075	4,321,287	Umpqua Holdings	296,649	4,882,843
		70,620,088	Valley National Bancorp	356,775	3,878,144
			Webster Financial	75,439	3,535,826
Communications Services - 1.21%			Western Alliance Bancorp	77,911	3,590,139
InterXion Holding †	88,838	7,236,743	WSFS Financial	77,986	3,439,183
		7,236,743			87,202,791
Consumer Discretionary - 3.62%			Healthcare - 13.10%
American Eagle Outfitters	247,000	4,006,340	Agios Pharmaceuticals †	76,820	2,488,968
Five Below †	43,926	5,539,069	Alkermes †	98,452	1,920,799
Malibu Boats Class A †	119,266	3,659,081	Bio-Techne	32,825	6,422,868
Steven Madden	237,629	8,504,742	Catalent †	100,255	4,778,153
		21,709,232	DexCom †	51,139	7,631,984
Consumer Services - 1.97%			Encompass Health	76,644	4,850,032
Cheesecake Factory	72,578	3,025,051	Exact Sciences †	61,948	5,598,241
Chuy’s Holdings †	63,634	1,575,578	ICON (Ireland) †	40,196	5,922,479

NQ-VIP-874 [9/19] 11/19 (1005257) Smid Cap Core Series-1

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Healthcare (continued)			Technology (continued)
Ligand Pharmaceuticals Class B †	42,154$	4,196,009	NETGEAR †	69,417	$2,236,616
Medicines †	96,011	4,800,550	Paycom Software †	37,452	7,845,819
Neurocrine Biosciences †	75,005	6,758,701	Proofpoint †	66,804	8,621,056
Repligen †	37,350	2,864,372	PTC †	65,624	4,474,244
Supernus Pharmaceuticals †	95,072	2,612,579	Semtech †	103,836	5,047,468
Ultragenyx Pharmaceutical †	83,145	3,556,943	SS&C Technologies Holdings	130,504	6,730,091
WellCare Health Plans †	16,262	4,214,623	SYNNEX	26,580	3,000,882
West Pharmaceutical Services	49,746	7,054,978	Tyler Technologies †	32,908	8,638,350
Wright Medical Group †	139,345	2,874,687	WNS Holdings ADR †	103,620	6,087,675
		78,546,966	Yelp †	85,581	2,973,940
Media - 1.15%					100,353,683
Cinemark Holdings	84,374	3,260,211	Transportation - 1.91%
Interpublic Group of Companies	167,953	3,621,067	Genesee & Wyoming Class A †	50,204	5,548,044
		6,881,278	Knight-Swift Transportation Holdings	161,975	5,879,693
Real Estate Investment Trusts - 9.62%					11,427,737
American Assets Trust	32,324	1,510,824	Utilities - 4.71%
Apartment Investment & Management			NorthWestern	136,366	10,234,268
Class A	115,515	6,022,952	South Jersey Industries	227,089	7,473,499
Brixmor Property Group	231,884	4,704,926	Spire	120,751	10,534,317
Camden Property Trust	48,605	5,395,641			28,242,084
Cousins Properties	148,843	5,595,008	Total Common Stock
EastGroup Properties	40,250	5,032,055	(cost $513,847,525)		587,141,302
EPR Properties	66,701	5,126,639
Equity Commonwealth	69,570	2,382,773	Short-Term Investments - 1.83%
First Industrial Realty Trust	148,035	5,856,265	Money Market Mutual Funds - 1.83%
Kite Realty Group Trust	237,183	3,830,505	BlackRock FedFund - Institutional
Mack-Cali Realty	150,263	3,254,697	Shares (seven-day effective yield
Pebblebrook Hotel Trust	147,797	4,111,713	1.86%)	2,192,896	2,193,447
Physicians Realty Trust	87,332	1,550,143	Fidelity Investments Money Market
RPT Realty	244,574	3,313,978	Government Portfolio - Class I
		57,688,119	(seven-day effective yield 1.86%)	2,192,896	2,193,448
Technology - 16.74%			GS Financial Square Government Fund -
Blackbaud	30,855	2,787,441	Institutional Shares (seven-day
Brooks Automation	137,500	5,091,625	effective yield 1.86%)	2,192,896	2,193,447
Chegg †	50,106	1,500,675	Morgan Stanley Government Portfolio -
ExlService Holdings †	78,741	5,272,497	Institutional Share Class (seven-day
GrubHub †	50,598	2,844,114
			effective yield 1.85%)	2,192,896	2,193,447
Guidewire Software †	67,329	7,095,130
			State Street Institutional US Government
II-VI †	98,143	3,455,615
j2 Global	62,435	5,670,347	Money Market Fund - Investor Class
LendingTree †	18,182	5,644,238	(seven-day effective yield 1.80%)	2,192,896	2,193,265
MACOM Technology Solutions			Total Short-Term Investments
Holdings †	73,616	1,582,376	(cost $10,967,054)		10,967,054
MaxLinear †	167,716	3,753,484

Total Value of Securities - 99.78%
(cost $524,814,579)					598,108,356
Receivables and Other Assets Net of Liabilities - 0.22%					1,303,069
Net Assets Applicable to 28,833,761 Shares Outstanding - 100.00%					$599,411,425

† Non-income producing security.

NQ-VIP-874 [9/19] 11/19 (1005257) Smid Cap Core Series-2

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

Summary of abbreviations:
ADR - American Depositary Receipt
GS - Goldman Sachs

NQ-VIP-874 [9/19] 11/19 (1005257) Smid Cap Core Series-3